Investment Securities (Tables)	12 Months Ended
Dec. 31, 2022
Investment Securities [Abstract]
Schedule of investment securities
	December 31, 2022	December 31, 2021
Investment in Digital Future Alliance Limited (“DFA”) (a)	$94,534	$1,000,000
Investment in Nine Blocks Offshore Feeder Fund (“Nine Blocks”) (b)	1,693,388	-
Total	$1,787,922	$1,000,000